Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits (Textual) [Abstract]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation that is matched by employer	75.00%
Company contribution to defined savings plan	Employee contributions to defined contribution savings plan are 100% matched by the Company, up to 4% of an employee's eligible annual compensation
Employee retirement savings plan expenses	$ 103,000,000	$ 96,000,000	$ 78,000,000
Vesting service period for defined benefit pension plan	3
Non-qualified pension plans expected contribution by the employer	21,000,000
Plan assets of the qualified pension plans that have asset management arrangements with related parties	95,000,000	512,000,000
Cash Collateral for borrowed securities	12,000,000	232,000,000
Obligation to return cash collateral	20,000,000	240,000,000
Passive Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	45.00%
Active Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	25.00%
Domestic equity securities Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		55.00%
Domestic equity securities Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	10.00%	19.00%
Domestic equity securities Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		6.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	5.00%
Real estate equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	5.00%
Long-term debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	10.00%
International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		20.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	21,000,000	19,000,000
The accumulated benefit obligation for all pension plans	3,000,000,000	2,700,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	161,000,000
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	(5,000,000)
Qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	0	0
Duration of Plan	14.8	14.0
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	1,000,000	1,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ (7,000,000)
Duration of Plan	7.7	7.7
Benefit obligations [Member] | 2015 [Member] | After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	6.00%
Benefit obligations [Member] | 2017 [Member] | Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	5.50%
Non qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Duration of Plan	11.4	11.0
Benefit Cost [Member] | 2015 [Member] | After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	6.00%
Benefit Cost [Member] | 2017 [Member] | Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	5.50%